File Nos. 333-70503

AS FILED MAY 10, 1999

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.

                    X  Post-Effective Amendment No. 1
                       (Check appropriate box or boxes)

                     FRANKLIN INVESTORS SECURITIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                       (Area Code and Telephone Number)

                          777 MARINERS ISLAND BLVD.
                           SAN MATEO, CA 94403-7777
                    (Address of Principal Executive Offices
                    Number, Street, City, State, Zip Code)

                               HARMON E. BURNS
                          777 MARINERS ISLAND BLVD.
                           SAN MATEO, CA 94403-7777
                    (Name and Address of Agent for Service,
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                            BRUCE G. LETO, ESQUIRE
                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 ONE COMMERCE SQUARE
                            PHILADELPHIA, PA 19103



NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED OCTOBER 31, 1998 WAS FILED ON SEPTEMBER 24, 1998.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY PURSUANT TO RULE 485(B).


                                  FORM N-14

PART C.           OTHER INFORMATION

Item 15.          INDEMNIFICATION

      Please see the Agreement and Declaration of Trust, By-Laws, Management, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference. Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by Registrant only if authorized in the manner provided by such By-Laws.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.    EXHIBITS (Incorporated by reference to the filings as noted).

      The following exhibits are incorporated herein by reference, except exhibits 4(i), 4(ii), and 12(i) which are attached.

      (1)   Copies of the charter as now in effect;

            (i)   Agreement and Declaration of Trust dated December 16, 1986
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date:  April 24, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
                  Filing:  Post Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date:  April 24, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of
                  Trust dated March 13, 1990
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iv) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
                  Filing: Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: February 27, 1998


      (2) Copies of the existing By-Laws or instruments corresponding thereto;

            (i)   By-Laws
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii)  Amendment to By-Laws dated January 18, 1994
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

      (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) The Agreement and Plan of Reorganization is included in this Registration Statement as Exhibit A to the Prospectus/Proxy Statement.

            (i)   Plan of Reorganization dated February 18, 1999

            (ii)  Amendment dated April 27, 1999 to the Plan of
                  Reorganization dated February 18, 1999

      (5) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i)   Management Agreement between Registrant and
                  Franklin Advisers, Inc. dated April 15, 1987
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date:  April 24, 1995

            (ii) Administration Agreement between Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc. dated June 3, 1991
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iii) Administration Agreement between Franklin Adjustable Rate
                  Securities Fund and Franklin Advisers, Inc. dated December 26, 1991
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date:  April 24, 1995

            (iv) Subadvisory Agreement between Franklin Advisers, Inc., and Templeton Investment Counsel, Inc., providing for service to Franklin Investors Securities Trust on behalf of Franklin Global Government Income Fund dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (v) Amendment dated August 1, 1995 to the Administration Agreement between Registrant on behalf of Franklin Adjustable Rate Securities Fund and Franklin Advisers, Inc. dated June 3, 1991
                  Filing:  Post-Effective Amendment No. 17 to
                  Registration Statement on Form N-1A
                  File No.  33-11444
                  Filing Date:  December 29, 1995

            (vi) Amendment dated August 1, 1995 to the Administration Agreement between Registrant on behalf of Franklin Adjustable U.S. Government Securities Fund and Franklin Advisers, Inc. dated December 26, 1991
                  Filing:  Post-Effective Amendment No. 17 to
                  Registration Statement on Form N-1A
                  File No.  33-11444
                  Filing Date:  December 29, 1995

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated March 29, 1995
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date:  November 27, 1996

            (ii)  Forms of Dealer Agreement between
                  Franklin/Templeton Distributors, Inc. and securities dealers
                  Registrant:  Franklin Tax-Free Trust
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Global Custody Agreement between The Chase Manhattan Bank, N.A. and Franklin Investors Securities Trust on behalf of Franklin Global Government Income Fund dated July 28, 1995
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

            (ii) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date:  November 27, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between
                  Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No.  33-11444
                  Filing Date:  February 27, 1998

            (iv) Amendment dated October 15, 1997 to Exhibit A in the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No.  33-11444
                  Filing Date:  February 27, 1998

            (v) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 18 to
                  Registration Statement on Form N-1A
                  File No.  33-11444
                  Filing Date:  November 27, 1996


      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan between Franklin Global Government Income Fund and Franklin/Templeton Distributors, Inc. dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii) Distribution Plan between Franklin Short-Intermediate U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc., dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iii) Distribution Plan between Franklin Convertible Securities
                  Fund and Franklin/Templeton Distributors, Inc., dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iv) Amended and restated Distribution Plan between Franklin Adjustable
                  U.S. Government Securities Fund and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                  Filing:  Post-Effective Amendment No. 15 to
                  Registration Statement on Form N-1A
                  File No.  33-11444
                  Filing Date:  April 24, 1995

            (v) Distribution Plan between Franklin Equity Income Fund and Franklin/Templeton Distributors, Inc., dated May 1, 1994
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (vi) Amended and restated Distribution Plan between Franklin Adjustable
                  Rate Securities Fund and Franklin/Templeton Distributors, Inc. dated July 1, 1993
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No.  33-11444
                  Filing Date:  April 24, 1995

            (vii) Class II Distribution Plan pursuant to Rule 12b-1 on behalf of Franklin Global Government Income Fund dated March 30,
                  1995
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (viii)      Class II Distribution Plan pursuant to Rule 12b-1 on
                  behalf of Franklin Convertible Securities Fund dated September 29, 1995
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

            (ix) Class II Distribution Plan pursuant to Rule 12b-1 on behalf of Franklin Equity Income Fund dated March 30, 1995
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

      (11) An opinion and consent of counsel as to the legality of the securities being registered

                  Legal opinion of Stradley, Ronon, Stevens & Young LLP, counsel to the Registrant, as to the legality of the securities being registered, is incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 33-11444,
                  811-4986) as filed electronically with the Commission on December 30, 1998.

      (12) An opinion, and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus.

            (i)   Opinion and Consent of Counsel dated May 6, 1999

      (13) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement:

            Not Applicable

      (14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act.

            Not Applicable

      (15)  All financial statements omitted from Item 14(a)(1):

            Not Applicable

      (16)  (i)   Power of Attorney for Franklin Investors Securities Trust
                  dated February    16, 1995
                  Filing: Post-Effective Amendment No. 15 to Registration
                  Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (ii) Certificate of Secretary for Franklin Investors Securities Trust dated February 16, 1995
                  Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: April 24, 1995

            (iii) Power of Attorney for Adjustable Rate Securities Portfolios
                  dated February 16, 1995
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date:  December 29, 1995

            (iv) Certificate of Secretary for Adjustable Rate Securities Portfolios dated February 16, 1995
                  Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                  File No. 33-11444
                  Filing Date: December 29, 1995

            (v)   Power of Attorney for Franklin Investors Securities Trust.
                  Filing: Registration Statement on Form N-14
                  File No. 333-70503
                  Filing Date: January 12, 1999

            (vi)  Certificate of Secretary for Franklin Investors Securities
                  Trust.
                  Filing: Registration Statement on Form N-14
                  File No. 333-70503
                  Filing Date: January 12, 1999

            (vii) Power of Attorney for Adjustable Rate Securities Portfolios.
                  Filing: Registration Statement on Form N-14
                  File No. 333-70503
                  Filing Date: January 12, 1999

            (viii)Certificate of Secretary for Adjustable Rate Securities
                  Portfolios.
                  Filing: Registration Statement on Form N-14
                  File No. 333-70503
                  Filing Date: January 12, 1999

      (27)  Any additional exhibits which the Registrant may wish to file:

            None

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering for them.


                                  SIGNATURES

      Pursuant to the requirement of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of San Mateo, and the State of California, on the 7th day of May, 1999.

                                    Franklin Investors Securities Trust
                                    (Registrant)

                                    By:  EDWARD B. JAMIESON
                                         Edward B. Jamieson,
                                         President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

EDWARD B. JAMIESON*                             Trustee and Principal
Edward B. Jamieson                              Executive Officer
                                                Dated: May 7, 1999

MARTIN L. FLANAGAN*                             Principal Financial Officer
Martin L. Flanagan                              Dated: May 7, 1999

DIOMEDES LOO-TAM*                               Principal Accounting Officer
Diomedes Loo-Tam                                Dated: May 7, 1999

FRANK H. ABBOTT*                                Trustee
Frank H. Abbott III                             Dated: May 7, 1999

HARRIS J. ASHTON*                               Trustee
Harris J. Ashton                                Dated: May 7, 1999

S. JOSEPH FORTUNATO*                            Trustee
S. Joseph Fortunato                             Dated: May 7, 1999

CHARLES B. JOHNSON*                             Trustee
Charles B. Johnson                              Dated: May 7, 1999

RUPERT H. JOHNSON, JR.*                         Trustee
Rupert H. Johnson, Jr.                          Dated: May 7, 1999

FRANK W.T. LAHAYE*                              Trustee
Frank W.T. LaHaye                               Dated: May 7, 1999

GORDON S. MACKLIN*                              Trustee
Gordon S. Macklin                               Dated: May 7, 1999

*By:/S/ KAREN L. SKIDMORE
      Karen L. Skidmore
      Attorney-in-Fact
      (Pursuant to Powers of Attorney filed herewith)


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933,the undersigned has duly consented to the filing of this Registration Statement of Franklin Investors Securities Trust and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of May, 1999.

                              ADJUSTABLE RATE SECURITIES PORTFOLIOS
                              (Registrant)

                              By:   CHARLES E. JOHNSON*
                                    Charles E. Johnson,
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Trustees and Officers of Adjustable Rate Securities Portfolios in the capacities and on the dates indicated:


CHARLES E. JOHNSON*                             Trustee and Principal
Charles E. Johnson                              Executive Officer
                                                Dated: May 7, 1999

MARTIN L. FLANAGAN*                             Principal Financial Officer
Martin L. Flanagan                              Dated: May 7, 1999

DIOMEDES LOO-TAM*                               Principal Accounting Officer
Diomedes Loo-Tam                                Dated: May 7, 1999

FRANK H. ABBOTT, III                            Trustee
Frank H. Abbott III                             Dated: May 7, 1999

HARRIS J. ASHTON                                Trustee
Harris J. Ashton                                Dated: May 7, 1999

S. JOSEPH FORTUNATO                             Trustee
S. Joseph Fortunato                             Dated: May 7, 1999

CHARLES B. JOHNSON                              Trustee
Charles B. Johnson                              Dated: May 7, 1999

RUPERT H. JOHNSON, JR.*                         Trustee
Rupert H. Johnson, Jr.                          Dated: May 7, 1999

FRANK W.T. LAHAYE*                              Trustee
Frank W.T. LaHaye                               Dated: May 7, 1999

WILLIAM J. LIPPMAN*                             Trustee
William J. Lippman                              Dated: May 7, 1999

GORDON S. MACKLIN*                              Trustee
Gordon S. Macklin                               Dated: May 7, 1999

*By:/S/ KAREN L. SKIDMORE
      Karen L. Skidmore
      Attorney-in-Fact
      (Pursuant to Powers of Attorney filed herewith)



                                   EXHIBIT INDEX


EXHIBIT NO.                DOCUMENT

EX-99.4(i)                 Plan of Reorganization dated February 18, 1999

EX-99.4(ii)                Amendment dated April 27, 1999 to the Plan of
                           Reorganization dated February 18, 1999

EX-99.12(i)                Opinion and Consent of Counsel dated May 6, 1999